Liquidity and management's plans	12 Months Ended
Dec. 31, 2017
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Liquidity and management's plans
2.	Liquidity and management’s plans:

At December 31, 2017, the Company had approximately $0.3 million in cash and cash equivalents. However, in January 2018, as discussed in Note 11, the Company entered into a definitive securities purchase agreement with Mayne Pharma which guarantees at least $4.0 million in funding during 2018. Based on the Company’s current operational plan and budget, the Company expects that it has sufficient cash to manage its business into approximately the first quarter of 2019. This estimation assumes the Company does not accelerate the development of the existing product candidate, acquire other drug development opportunities, or otherwise face unexpected events, costs or contingencies, any of which could affect the Company’s cash requirements. Available resources may be consumed more rapidly than anticipated, potentially resulting in the need for additional funding.